Financial instruments - Interest Rate Risk Profiles (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	$ 178.4	$ 176.0
Financial liabilities, including interest payments	136.0	150.8
Within 12 months
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	80.0	51.1
Financial liabilities, including interest payments	19.5	5.2
1-5 years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	48.4	74.9
Financial liabilities, including interest payments	61.6	88.2
In over five years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	50.0	50.0
Financial liabilities, including interest payments	54.9	57.4
Revolving credit facility
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	21.3	32.8
Loan Notes due 2018
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	15.0	15.0
Loan Notes due 2021
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	25.0	25.0
Loan Notes due 2023
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	25.0	25.0
Loan Notes due 2026
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	25.0	25.0
Overdrafts
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	4.2	0.0
Floating interest rate | Revolving credit facility
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	24.9	35.0
Floating interest rate | Revolving credit facility | Within 12 months
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	0.7	0.9
Floating interest rate | Revolving credit facility | 1-5 years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	24.2	34.1
Floating interest rate | Revolving credit facility | In over five years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	0.0	0.0
Floating interest rate | Overdrafts
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	4.2	0.0
Floating interest rate | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	13.3	13.6
Floating interest rate | U.S. dollar | Overdrafts
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	3.0	0.0
Floating interest rate | U.S. dollar | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	5.4	1.3
Floating interest rate | GBP sterling | Overdrafts
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities book value	1.2	0.0
Floating interest rate | GBP sterling | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	3.6	9.1
Floating interest rate | Euro | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	1.0	1.4
Floating interest rate | Australian dollar | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	0.6	0.5
Floating interest rate | Chinese renminbi | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	1.0	0.8
Floating interest rate | Czech koruna | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	1.2	0.3
Floating interest rate | Canadian dollar | Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Financial assets book value	0.5	0.2
Fixed interest rate | Loan Notes due 2018
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	15.5	16.4
Fixed interest rate | Loan Notes due 2018 | Within 12 months
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	15.5	0.9
Fixed interest rate | Loan Notes due 2018 | 1-5 years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	0.0	15.5
Fixed interest rate | Loan Notes due 2018 | In over five years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	0.0	0.0
Fixed interest rate | Loan Notes due 2021
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	28.4	29.7
Fixed interest rate | Loan Notes due 2021 | Within 12 months
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	0.9	1.0
Fixed interest rate | Loan Notes due 2021 | 1-5 years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	27.5	28.7
Fixed interest rate | Loan Notes due 2021 | In over five years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	0.0	0.0
Fixed interest rate | Loan Notes due 2023
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	31.7	32.9
Fixed interest rate | Loan Notes due 2023 | Within 12 months
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	1.2	1.2
Fixed interest rate | Loan Notes due 2023 | 1-5 years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	4.9	4.9
Fixed interest rate | Loan Notes due 2023 | In over five years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	25.6	26.8
Fixed interest rate | Loan Notes due 2026
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	35.5	36.8
Fixed interest rate | Loan Notes due 2026 | Within 12 months
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	1.2	1.2
Fixed interest rate | Loan Notes due 2026 | 1-5 years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	5.0	5.0
Fixed interest rate | Loan Notes due 2026 | In over five years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities, including interest payments	$ 29.3	$ 30.6